Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 385,678
Policyholder liabilities on the consolidated statement of financial position	391,924
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	385,492	$ 521,236
Premiums	18,611	18,936
Surrenders	(9,538)	(10,261)
Maturities/deaths	(2,946)	(3,022)
Net flows	6,127	5,653
Investment-related items and other movements	3,015	29,733
Policyholder liabilities on the consolidated statement of financial position	391,707	362,872
Average policyholder liability balances	400,743	356,258
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	269,549	236,380
Premiums	8,865	9,136
Surrenders	(7,455)	(8,279)
Maturities/deaths	(1,793)	(1,744)
Net flows	(383)	(887)
Investment-related items and other movements	(3,511)	21,786
Policyholder liabilities on the consolidated statement of financial position	265,655	257,279
Average policyholder liability balances	267,602	246,830
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	195,070	163,301
Premiums	6,544	6,032
Surrenders	(5,353)	(6,008)
Maturities/deaths	(848)	(782)
Net flows	343	(758)
Transfers between general and separate account	(1,042)	637
Investment-related items and other movements	(10,151)	21,737
Policyholder liabilities on the consolidated statement of financial position	184,220	184,917
Average policyholder liability balances	189,645	174,109
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | General account and other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	74,479	73,079
Premiums	2,321	3,104
Surrenders	(2,102)	(2,271)
Maturities/deaths	(945)	(962)
Net flows	(726)	(129)
Transfers between general and separate account	1,042	(637)
Investment-related items and other movements	6,640	49
Policyholder liabilities on the consolidated statement of financial position	81,435	72,362
Average policyholder liability balances	77,957	$ 72,721
US insurance operations | Operating segments after elimination of intra-group amounts, before unallocated | General account and other business | Athene Life Re Ltd | In-force fixed and fixed indexed annuity
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 27,700